Commitment and contingency (Details) megahertz_per_population in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2021 license	Sep. 30, 2021	Jul. 29, 2021 CAD ($) megahertz_per_population
Disclosure of contingent liabilities [line items]
Operating revenues	$ (5,698)	$ (5,354)	$ (11,404)	$ (10,994)
Entering into significant commitments or contingent liabilities [member] | Licences [member]
Disclosure of contingent liabilities [line items]
Megahertz per population | megahertz_per_population							678
Contractual commitments for acquisition of intangible assets							$ 2,070
Entering into significant commitments or contingent liabilities [member] | Licences [member] | Forecast
Disclosure of contingent liabilities [line items]
Number of licenses | license					271
Percentage paid						20.00%
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Operating revenues	$ 44